OTHER EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES
Administrative expenses (Note)	$ 19,915	$ 17,850	$ 19,505
Consulting services expenses	10,241	7,134	8,615
Bank charges	14,066	12,505	10,893
Daily maintenance expenses	8,130	7,439	5,756
Outsourcing service fee	24,638	19,507	12,714
Business development expenses	7,269	3,945	2,747
Storage expenses	2,836	2,355	2,452
Other expenses	$ 87,095	$ 70,735	$ 62,682